UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 732,062	$ 679,225
Restricted cash and short-term deposits	17,463	18,115
Trade accounts receivable	28,258	38,915
Amounts due from related parties	13,384	7,312
Other current assets	124,035	71,997
Total current assets	915,202	815,564
Non-current assets
Restricted cash	74,562	74,130
Equity method investments	48,738	53,982
Assets under development	2,019,721	1,562,828
Vessels and equipment, net	1,116,182	1,077,677
Intangible assets	1,882	0
Non-current amounts due from related parties	7,632	0
Other non-current assets	149,055	499,806
Total assets	4,332,974	4,083,987
Current liabilities
Current portion of long-term debt and short-term debt	(345,930)	(342,566)
Trade accounts payable	(73,695)	(7,454)
Accrued expenses	(141,934)	(144,810)
Other current liabilities	(30,364)	(50,950)
Total current liabilities	(591,923)	(545,780)
Non-current liabilities
Long-term debt	(1,076,469)	(874,164)
Other non-current liabilities	(47,760)	(61,600)
Total liabilities	(1,716,152)	(1,481,544)
EQUITY
Stockholders’ equity	(2,030,081)	(2,067,669)
Non-controlling interests	(586,741)	(534,774)
Total liabilities and equity	$ (4,332,974)	$ (4,083,987)